Hedging activities and derivatives - Summary Of Foreign Currency And Interest Rate Risk (Detail) - Hedge Instruments [Member] - INR (₨) ₨ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of detailed information about hedging instruments [line items]
Derivative contracts designated as hedging instruments - Non-current Asset	₨ 5,851	₨ 3,309
Derivative contracts designated as hedging instruments - Current Assets	9,724	4,089
Derivative contracts designated as hedging instruments - Non-current Liabilities	89	217
Derivative contracts designated as hedging instruments - Current Liabilities	₨ 28	₨ 830